Reconciliation of the beginning and ending amount of unrecognized tax benefits (Detail) (USD $) In Thousands, unless otherwise specified		5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of period	$ 4,900	$ 3,218	$ 2,996	$ 3,303	$ 2,758
Tax positions related to the current period
Gross additions		107	13	2,294	951
Gross reductions			(19)
Tax positions related to prior years
Gross additions			1,676	110	1,629
Gross reductions		(79)	(1,443)	(396)
Settlements		(250)		(411)	(1,630)
Lapses on statutes of limitations			(465)		(405)
Balance at end of period	$ 4,900	$ 2,996	$ 2,758	$ 4,900	$ 3,303